Goldman
          Sachs Variable Insurance Trust
--------------------------------------------------------------------------------
GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005
--------------------------------------------------------------------------------


                               Asset Allocation Portfolios (Goldman Sachs Logo) Semiannual Report
                               June 30, 1999

              GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS


Shareholder Letter


Dear Shareholders,

We are pleased to report on the performance of the Goldman Sachs Variable Insurance Trust Asset Allocation Portfolios (the "Portfolios"). This semi-annual report covers the period from April 1, 1999, when the Portfolios began operations, through June 30, 1999.

Performance

The performance of your Portfolio is driven by three factors: 1) strategic asset allocation policy; 2) fund performance; and 3) tactical reallocation. By reallocating your Portfolio on a quarterly basis, we seek to enhance its performance over the long term.

During the period from commencement of operations through June 30, 1999, the Asset Allocation Portfolios benefited from the portfolio management team's tactical reallocation decisions. More specifically, we maintained an overweight position in global stocks, which outperformed both bonds and cash. The Portfolios' overweight position in global bonds relative to domestic bonds also
helped performance during the period.   Later in the reporting period,  our
preference for cash over bonds added substantial value, particularly in the more conservative portfolios.

The Portfolios' good performance from tactical reallocation was enhanced by (1) outstanding performance in the emerging market sector; and (2) the performance of the underlying Goldman Sachs Funds.

From April 1, 1999 through June 30, 1999, the Portfolios generated the following cumulative total returns: Conservative Strategy: 2.30%; Balanced Strategy:
3.10%; Growth and Income Strategy: 5.80%; Growth Strategy: 8.30%; Aggressive
Growth: 10.60%.

Investment Objectives

The Portfolios are designed to provide a comprehensive investment program in a single investment and capitalize on the benefits of asset allocation. The Conservative Strategy Portfolio seeks current income, consistent with preservation of capital and the potential for capital appreciation. The Balanced Strategy Portfolio seeks current income and long-term capital appreciation. The Growth and Income Strategy Portfolio seeks long-term capital appreciation and current income. The Growth Strategy Portfolio seeks long-term capital appreciation and secondarily current income. The Aggressive Growth Strategy Portfolio seeks long-term capital appreciation.

Portfolio Composition*

The Portfolios change their tactical weightings quarterly, based on prevailing market conditions. As of June 30, 1999, the Portfolios diversified their assets among the following Goldman Sachs Funds:

--------------------------------------------------------------------------------------------------------------------
Conservative Strategy                           Goldman Sachs Variable Insurance Trust ("GSVIT")
                                           50%  Short Duration Government Fund
                                           18   GSVIT Global Income Fund
                                           12   GSVIT CORE Large Cap Value Fund
                                           10   Goldman Sachs  ("GS") Financial Square Prime Obligations Fund
                                            7   GSVIT CORE Large Cap Growth Fund
                                            3   GS Real Estate Securities Fund
--------------------------------------------------------------------------------------------------------------------

* Actual Fund weighting in asset allocation portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

              GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

Portfolio Composition* (continued)

----------------------------------------------------------------------------------------------------
Balanced Strategy                          35%  GSVIT Short Duration Government Fund
                                           20   GSVIT CORE International Equity Fund
                                           19   GSVIT Global Income Fund
                                            9   GSVIT CORE Large Cap Value Fund
                                            8   GSVIT CORE Large Cap Growth Fund
                                            4   GS High Yield Fund
                                            2   GS Real Estate Securities Fund
                                            2   GSVIT CORE Small Cap Equity Fund
                                            1   GS Financial Square Prime Obligations Fund
----------------------------------------------------------------------------------------------------
Growth and Income Strategy                 21%  GSVIT CORE International Equity Fund
                                           20   GSVIT Global Income Fund
                                           15   GSVIT CORE Large Cap Value Fund
                                           14   GSVIT CORE Large Cap Growth Fund
                                           12   GS Core Fixed Income Fund
                                            5   GS High Yield Fund
                                            4   GS Emerging Markets Equity Fund
                                            4   GSVIT CORE Small Cap Equity Fund
                                            2   GS Real Estate Securities Fund
                                            2   GS International Small Cap Fund
                                            1   GS Financial Square Prime Obligations Fund
----------------------------------------------------------------------------------------------------
Growth Strategy                            28%  GSVIT CORE International Equity Fund
                                           22   GSVIT CORE Large Cap Value Fund
                                           17   GSVIT CORE Large Cap Growth  Fund
                                           12   GSVIT Global Income Fund
                                            5   GS Emerging Markets Equity Fund
                                            5   GSVIT CORE Small Cap Equity Fund
                                            4   GS Core Fixed Income Fund
                                            2   GS International Small Cap Fund
                                            2   GS High Yield Fund
                                            2   GS Real Estate Securities Fund
                                            1   GS Financial Square Prime Obligations Fund
----------------------------------------------------------------------------------------------------
Aggressive Growth Strategy                 32%  GSVIT CORE International Equity Fund
                                           27   GSVIT CORE Large Cap Value Fund
                                           21   GSVIT CORE Large Cap Growth Fund
                                            7   GS Emerging Markets Equity Fund
                                            6   GSVIT CORE Small Cap Equity Fund
                                            4   GS International Small Cap Fund
                                            3   GS Real Estate Securities Fund
----------------------------------------------------------------------------------------------------

* Actual Fund weighting in asset allocation portfolios may differ slightly from the figures shown above due to rounding, differences in returns of the underlying Funds, or both. The above figures are not indicative of future allocations.

The Asset Allocation Portfolios invest primarily in other Goldman Sachs Fixed Income, Equity and Money Market Funds and are subject to the risks associated with investment in such Funds. Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost.

             GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

Current Outlook

For the third quarter, we continue to favor global stocks over global bonds, and we continue our overweight cash position relative to bonds. In equities, we continue to overweight international equities versus the U.S. equities. In fixed income, we continue to underweight U.S. bonds relative to international bonds.

Global Asset Allocation

We continue to favor global stocks over global bonds, and continue our slight preference for cash versus bonds. While continuing a slight overweight in equities, our valuation, inflationary fears, and in particular growth sub-models all worsened, making us only modestly bullish on stocks. Though real bond yields remain high, we are slightly negative on bonds versus cash as a result of poor momentum indicators.

Equities

We maintain a negative view on the U.S., mainly as a result of poor value factors. We remain positive on non-Japan Asia, specifically Hong Kong and Singapore, which continue to show market outperformance and relatively attractive value factors. Our outlook on Japan has turned more positive, attributed mostly to attractive value indicators and improved market performance. Within Europe, we continue to underweight Germany, Netherlands and the U.K., as value and momentum measures remain weak. Austria, Belgium, Finland, and Ireland are our favorite European countries. Austria, Belgium and Ireland possess strong value factors while Finland shows favorable momentum measures.

Bonds

We continue to underweight both the U.K. and the U.S.. The U.K. displays unfavorable yield-related factors while the U.S. shows poor relative market momentum. Australia and Sweden continue to be highly ranked in our bond model, due particularly to strong market performance and steep yield curves. We remain neutral on Japan, as poor yield-related indicators offset market outperformance.

Currencies

Our view on the U.S. dollar continues to be highly positive, driven by strength across most value and momentum measures. We have become modestly positive on Japan, primarily as a result of continued market outperformance and attractive long-term value. We maintain an overweight position in the British pound, due primarily to improved market performance and favorable yield-related variables. Some of our least favorite currencies include the Euro, New Zealand dollar and Swedish krona, which show poor momentum and yield-related indicators.

We thank you for your investment and look forward to your continued confidence.


Goldman Sachs Quantitative Research Group


New York, July 29, 1999

              GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS


Statements of Investments
June 30, 1999 (Unaudited)

CONSERVATIVE STRATEGY PORTFOLIO
Shares                   Description                       Value
Mutual Funds (Institutional Shares) - 108.8%
Equity - 23.7%
111        GSVIT CORE Large Cap
           Value Fund - 12.5%                                 $ 1,295
63         GSVIT CORE Large Cap
           Growth Fund - 8.0%                                     822
33         GS Real Estate Securities
           Fund - 3.2%                                            330
                                                              -------
                                                              $ 2,447
---------------------------------------------------------------------
Fixed Income - 70.7%
539        GSVIT Short Duration Government
           Fund - 52.1%                                       $ 5,378
189        GSVIT Global Income Fund - 18.6%                     1,925
                                                              -------
                                                              $ 7,303
---------------------------------------------------------------------
Money Market  - 14.4%
1,491      GS Financial Square Prime
           Obligations Fund - 14.4%                           $ 1,491
---------------------------------------------------------------------
TOTAL INVESTMENTS
 (Cost $11,045) (a)                                           $11,241
---------------------------------------------------------------------
 Federal Income Tax Information:
 Gross unrealized gain for investments in which
     value exceeds cost                                       $   224
 Gross unrealized loss for investments in which
    cost exceeds value                                            (28)
Net unrealized gain                                           $   196
---------------------------------------------------------------------


BALANCED STRATEGY PORTFOLIO

Shares                  Description                       Value
Mutual Funds (Institutional Shares) - 106.5%
Equity - 44.8%
212        GSVIT CORE International
           Equity Fund - 21.3%                                $ 2,222
95         GSVIT CORE Large Cap
           Value Fund - 10.1%                                   1,048
74         GSVIT CORE Large Cap
           Growth Fund - 9.3%                                     972
23         Goldman Sachs Real Estate
           Securities Fund - 2.2%                                 224
21         GSVIT CORE Small Cap
           Equity Fund - 1.9%                                     202
                                                              -------
                                                              $ 4,668
---------------------------------------------------------------------
Fixed Income - 61.1%
382        GSVIT Short Duration
           Government Fund -  36.7%                           $ 3,816
206        GSVIT Global Income
           Fund -  20.1%                                        2,098
47         GS High Yield Fund -  4.3%                             443
                                                              -------
                                                              $ 6,357
---------------------------------------------------------------------
Money Market  - 0.6%
63         GS Financial Square Prime
           Obligations  Fund - 0.6%                           $    63
---------------------------------------------------------------------
TOTAL INVESTMENTS
 (Cost $10,817) (a)                                           $11,088
---------------------------------------------------------------------
Federal Income Tax Information:
Gross unrealized gain for investments in which
   value exceeds cost                                         $   317
Gross unrealized loss for investments in which
   cost exceeds value                                             (46)
---------------------------------------------------------------------
Net unrealized gain                                           $   271
---------------------------------------------------------------------
(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Service Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.

              GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS


Statements of Investments
June 30, 1999 (Unaudited)


GROWTH AND INCOME STRATEGY PORTFOLIO

Shares                  Description                       Value
Mutual Funds (Institutional Shares) - 111.0%
Equity - 69.0%
265        GSVIT CORE International
           Equity Fund - 23.2%                                $ 2,774
179        GSVIT CORE Large Cap
           Value Fund - 16.7%                                   1,995
146        GSVIT CORE Large Cap
           Growth Fund - 16.0%                                  1,916
56         GS Emerging Markets
           Equity Fund - 4.5%                                     540
53         GSVIT CORE Small Cap
           Equity Fund - 4.2%                                     504
27         GS Real Estate
           Securities Fund - 2.2%                                 267
22         GS International Small
           Cap Fund - 2.2%                                        265
                                                              -------
                                                              $ 8,261
---------------------------------------------------------------------
Fixed Income - 41.4%
261        GSVIT Global Income
           Fund - 22.2%                                       $ 2,656
165        GS Core Fixed
           Income Fund - 13.3%                                  1,596
74         GS High Yield Fund - 5.9%                              704
                                                              -------
   $   4,956
---------------------------------------------------------------------
Money Market  - 0.6%
72         Financial Square Prime Obligations
           Fund - 0.6%                                        $    72
---------------------------------------------------------------------
TOTAL INVESTMENTS
 (Cost $12,709) (a)                                           $13,289
---------------------------------------------------------------------
 Federal Income Tax Information:
 Gross unrealized gain for investments in which
    value exceeds cost                                        $   634
 Gross unrealized loss for investments in which
    cost exceeds value                                            (54)
Net unrealized gain                                           $   580
---------------------------------------------------------------------


GROWTH  STRATEGY PORTFOLIO

Shares                  Description                       Value
Mutual Funds (Institutional Shares) - 89.8%
Equity - 73.6%
281        GSVIT CORE International
           Equity Fund - 24.1%                                $ 2,944
218        GSVIT CORE Large Cap
           Value Fund - 19.8%                                   2,417
152        GSVIT CORE Large Cap
           Growth Fund - 16.4%                                  2,001
57         GS Emerging Markets
           Equity Fund - 4.6%                                     557
56         GSVIT CORE Small Cap
           Equity Fund - 4.3%                                     532
28         GS Real Estate
           Securities Fund - 2.2%                                 274
22         GS International Small
           Cap Fund - 2.2%                                        272
                                                              -------
                                                              $ 8,997
---------------------------------------------------------------------
Fixed Income -15.6%
127        GSVIT Global Income
           Fund - 10.6%                                       $ 1,297
43         GS Core Fixed Income
           Fund - 3.3%                                            411
21         GS High Yield  Fund - 1.7%                             204
                                                              -------
                                                              $ 1,912
---------------------------------------------------------------------
Money Market  - 0.6%
72         GS Financial Square Prime
           Obligations Fund - 0.6%                            $    72
---------------------------------------------------------------------
TOTAL INVESTMENTS
 (Cost $10,269) (a)                                           $10,981
---------------------------------------------------------------------
Federal Income Tax Information:
 Gross unrealized gain for investments in which
    value exceeds cost                                        $   733
 Gross unrealized loss for investments in which
    cost exceeds value                                            (21)
Net unrealized gain                                           $   712
---------------------------------------------------------------------
(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Service Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.

              GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS


Statements of Investments
June 30, 1999 (Unaudited)


AGGRESSIVE GROWTH  STRATEGY PORTFOLIO

Shares      Description                         Value
 Mutual Funds (Institutional Shares) - 83.3%
 Equity - 83.3%
     267    GSVIT CORE International
            Equity Fund - 25.0%               $ 2,790
     232    GSVIT CORE Large Cap
            Value Fund - 23.0%                  2,570
     154    GSVIT CORE Large Cap
            Growth Fund - 18.1%                 2,019
      68    GS Emerging Markets
            Equity Fund - 5.9%                    658
      65    GSVIT CORE Small Cap
            Equity Fund - 5.5%                    618
      30    GS International Small
            Cap Fund - 3.3%                       368
      28    GS Real Estate
            Securities Fund - 2.5%                278
                                              -------
                                              $ 9,301
------------------------------------------------------
TOTAL INVESTMENTS
 (Cost $8,519) (a)                            $ 9,301
------------------------------------------------------
Federal Income Tax Information:
Gross unrealized gain for investments
in which Gross unrealized loss for investments
in which cost exceeds value
                                                    -
------------------------------------------------------
Net unrealized gain                           $   782
------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

For information on the underlying mutual funds, please call our toll free Shareholder Service Line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

The accompanying notes are an integral part of these financial statements.

              GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS


Statements of Assets and Liabilities
June 30, 1999 (Unaudited)

                                                                                          Growth            Aggressive
                                                            Conservative    Balanced  and Income    Growth      Growth
                                                                Strategy    Strategy    Strategy  Strategy    Strategy
                                                               Portfolio   Portfolio   Portfolio Portfolio   Portfolio
Assets:
   Investment in securities, at value
      (identified cost $11,045, $10,817, $12,709, $10,269,
               $8,519, respectively)                            $ 11,241    $ 11,088    $ 13,289  $ 10,981    $  9,301

   Receivables:
      Investment securities sold                                   3,177       3,563       3,587     6,166       6,137
      Dividends and interest                                          16          29          25        10           5
      Reimbursement from adviser                                  19,802      19,658      19,054    19,050      19,652
   Other assets                                                       27          27          27        27          28
   -------------------------------------------------------------------------------------------------------------------
   Total assets                                                   34,263      34,365      35,982    36,234      35,123
   -------------------------------------------------------------------------------------------------------------------

Liabilities:
   Due to custodian                                                3,548       3,579       3,602     6,192       6,137
   Amounts owed to affiliates                                      3,304       3,315       3,359     3,359       3,315
   Accrued expenses and other liabilities                         17,082      17,061      17,049    14,455      14,505
   -------------------------------------------------------------------------------------------------------------------
   Total liabilities                                              23,934      23,955      24,010    24,006      23,957
   -------------------------------------------------------------------------------------------------------------------

Net Assets:
   Paid-in capital                                                10,100      10,100      11,356    11,354      10,101
   Accumulated undistributed net investment
       income (loss)                                                  15          27          29         7          (1)
   Accumulated net realized gain on investment
      transactions                                                    18          12           7       155         284
   Net unrealized gain on investments                                196         271         580       712         782
   -------------------------------------------------------------------------------------------------------------------
   NET ASSETS                                                   $ 10,329    $ 10,410    $ 11,972  $ 12,228    $ 11,166
   -------------------------------------------------------------------------------------------------------------------
   Total shares of beneficial interest outstanding, no par
   value (unlimited number of shares authorized)                 1,010       1,010       1,132     1,129       1,010

   Net asset value and redemption price per share              $ 10.23     $ 10.31     $ 10.58   $ 10.83     $ 11.06

   -------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

              GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS


Statements of Operations
For the Period Ended June 30, 1999 (Unaudited)

                                                                                 Growth
                                                                                    and                 Aggressive
                                                  Conservative     Balanced      Income        Growth       Growth
                                                      Strategy     Strategy    Strategy      Strategy     Strategy
                                                  Portfolio(a)  Portfolio(a) Portfolio(a) Portfolio(a) Portfolio(a)

Investment income:

   Income distributions from underlying funds         $      21   $       33   $      35   $      13       $    5


Expenses:
   Management fees                                            4            4           4           4            4
   Transfer agent fees                                    3,302        3,313       3,357       3,357        3,313
   Custodian fees                                         7,914        7,923       7,930       7,926        7,917
   Registration fees                                         19           19          19          19           19
   Professional fees                                      9,864        9,864       9,864       9,864        9,864
   Trustee fees                                              34           34          34          34           34
   Organization expenses                                  4,964        4,964       4,964       4,964        4,964
   Other                                                  4,623        4,623       4,623       4,623        4,623
   ---------------------------------------------------------------------------------------------------------------
   Total expenses                                        30,724       30,744      30,795      30,791       30,738
   ---------------------------------------------------------------------------------------------------------------
   Less-- expenses reimbursed by Goldman Sachs
                                                   (30,718)     (30,738)      (30,789)   (30,785)    (30,732)
   ---------------------------------------------------------------------------------------------------------------
   Net expenses                                               6            6           6           6            6
   ---------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME (LOSS)                              15           27          29           7           (1)

   ---------------------------------------------------------------------------------------------------------------

Realized and unrealized gain on investments:

   Net realized gain from investment transactions            18           12           7         155          284

   Net change in unrealized gain on investments             196          271         580         712          782
   ---------------------------------------------------------------------------------------------------------------

   Net realized and unrealized gain                         214          283         587         867        1,066
   ---------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS                                     229          310         616         874        1,065
   ---------------------------------------------------------------------------------------------------------------

(a)  Commenced  operations on  April 1, 1999.


The accompanying notes are an integral part of these financial statements.

              GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS


Statements of Changes in Net Assets
For the Period Ended June 30, 1999 (Unaudited)


                                                                                  Growth
                                                                                     and               Aggressive
                                                   Conservative     Balanced      Income      Growth       Growth
                                                       Strategy     Strategy Portfolio(a)   Strategy     Strategy
                                                    Portfolio(a) Portfolio(a)   Strategy Portfolio(a) Portfolio(a)

From operations:
   Net investment income (loss)                            $    15      $    27    $    29      $    7     $    (1)
   Net realized gain from investment transactions               18           12          7         155         284
   Net change in unrealized gain on investments                196          271        580         712         782
   ----------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
        from operations                                        229          310        616         874       1,065
   ----------------------------------------------------------------------------------------------------------------

From share transactions:
   Proceeds from sales of shares                               100          100      1,356       1,354         101
   Reinvestment of dividends and distributions                   -            -          -           -           -

   Cost of shares repurchased                                    -            -          -           -           -

   ----------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from share
        transactions                                           100          100      1,356       1,354         101
   ----------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE                                              329          410      1,972       2,228        1,166

   ----------------------------------------------------------------------------------------------------------------

Net assets:

   Beginning of period                                      10,000       10,000     10,000      10,000      10,000
   ----------------------------------------------------------------------------------------------------------------

   End of period                                           $10,329      $10,410    $11,972     $12,228     $11,166

   ----------------------------------------------------------------------------------------------------------------

   Accumulated undistributed net investment                $    15      $    27    $    29     $     7     $    (1)
       income (loss)
   ----------------------------------------------------------------------------------------------------------------

Summary of Share Transactions:

   Shares sold                                               1,010        1,010      1,132       1,129       1,010

   Reinvestment of dividends and distributions                   -            -          -           -           -

   Shares repurchased                                            -            -          -           -           -
   ----------------------------------------------------------------------------------------------------------------

   TOTAL                                                     1,010        1,010      1,132       1,129       1,010
   ----------------------------------------------------------------------------------------------------------------

(a)  Commenced operations on  April 1, 1999.

The accompanying notes are an integral part of these financia; statements.

              GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS


Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

                                        Income from
                                        investment           Distributions to
                                        ----------             shareholders
                                       operations(a)           ------------
                                       ----------

                          Net asset                Net                                 Net                            Net
                            value,      Net      realized      From        From     increase   Net asset           assets at
                          beginning  investment    and         net         net       in net     value,     Total     end of
                             of        income    unrealize  investment  investment    asset       end      return    period
                           period      (loss)      gain       income      income      value    of period   (b)(c)   (in 000s)

FOR THE  PERIOD ENDED JUNE 30,  (UNAUDITED)

Conservative
Strategy Portfolio (e)     $10.00      $0.01      $0.22        $ -         $ -        $0.23      $10.23     2.30%      $10


Balanced
Strategy Portfolio (e)     10.00        0.03      0.28           -           -         0.31        10.31    3.10        10


Growth and Income
Strategy Portfolio (e)     10.00        0.03      0.55           -           -         0.58        10.58    5.80        12


Growth Strategy
Portfolio (e)              10.00        0.01      0.82           -           -         0.83        10.83    8.30        12

Aggressive Growth
Strategy Portfolio (e)     10.00       (0.00)     1.06           -           -         1.06        11.06    10.60       11

                                                                            Ratios assuming no
                                                                                 expense
                                                                              reimbursements
                                                                              --------------

                                                               Ratio of
                                                  Ratio of        net                   Ratio of
                                                    net       investment       Ratio        net
                                                  expenses      income       expenses    investment
                                                 to average   (loss) to     to average   loss to      Portfolio
                                                    net       average net      net      average net    turnover
                                                  assets(d)    assets(d)     assets(d)   aseets(d)      rate(c)
FOR THE  PERIOD ENDED JUNE 30,  (UNAUDITED)


Conservative                                      0.25%          0.58%      1,194.20%   (1,193.37)%       84%
Strategy Portfolio (e)


Balanced                                           0.25          1.04       1,188.11    (1,186.82)        78
Strategy Portfolio (e)


Growth and Income
Strategy Portfolio (e)                             0.25          1.09       1,154.58    (1,153.24)        74


Growth Strategy
Portfolio (e)                                      0.25          0.26       1,142.20    (1,141.68)        95

Aggressive Growth
Strategy Portfolio (e)                             0.25         (0.04)      1,162.40    (1,162.19)        94




(a)  Includes the balancing effect of calculating per share amounts.

(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period.

(c)  Not annualized.

(d)  Annualized.

(e)  Commenced  operations on April 1, 1999.


The accompanying notes are an integral part of these financial statements.

              GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

Notes to Financial Statements
June 30, 1999 (Unaudited)

1.  ORGANIZATION

Goldman Sachs Variable Insurance Trust (the "Trust") is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes Goldman Sachs Conservative Strategy Portfolio (Conservative Strategy), Goldman Sachs Balanced Strategy Portfolio (Balanced Strategy), Goldman Sachs Growth and Income Strategy Portfolio (Growth and Income Strategy), Goldman Sachs Growth Strategy Portfolio (Growth Strategy) and Goldman Sachs Aggressive Growth Strategy Portfolio (Aggressive Growth Strategy), collectively, (the "Portfolios") or individually (a "Portfolio").
   Shares of the Trust may be purchased and held by separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Trust are not offered directly to the general public.


2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from these estimates and assumptions.

A. Investment Valuation -- Each Portfolio invests in a combination of Underlying Funds (the "Underlying Funds") for which Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman Sachs & Co. ("Goldman Sachs"), Goldman Sachs Funds Management L.P. ("GSFM") and Goldman Sachs Asset Management International ("GSAMI"), affiliates of Goldman Sachs, act as investment adviser. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios' shares will correspondingly fluctuate in value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost.

B. Securities Transactions and Investment Income -- Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued.

C. Federal Taxes -- It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.
  The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

D. Expenses -- Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line or pro rata basis depending upon the nature of the expense.

              GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

June 30, 1999 (Unaudited)

3.  AGREEMENTS

Pursuant to an Investment Management Agreement (the "Agreement"), Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as Portfolios' investment adviser. Under the Agreement, GSAM, subject to the general supervision of the Trust's Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios' business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly at an annual rate equal to .15% of average daily net assets of each Portfolio.

  During the period, GSAM has voluntarily agreed to limit "Other Expenses" (excluding management fees, taxes, interest, brokerage, litigation, indemnification costs and other extraordinary expenses) to the extent that such expenses exceed .10% of the average daily net assets of each Portfolio.

  Goldman Sachs serves as Distributor, at no cost to the Portfolios, and Transfer Agent, for a fee, of the shares of the Portfolios pursuant to Distribution and Transfer Agent Agreements.

  At June 30, 1999, the amounts owed to affiliates were as follows:

                                                    Management   Transfer
Portfolio                                              Fees     Agent Fees  Total
----------------------------------------------------------------------------------
Conservative Strategy                                       $2      $3,302  $3,304
----------------------------------------------------------------------------------
Balanced Strategy                                            2       3,313   3,315
----------------------------------------------------------------------------------
Growth and Income Strategy                                   2       3,357   3,359
----------------------------------------------------------------------------------

Growth Strategy                                              2       3,357   3,359
Aggressive Growth Strategy                                   2       3,313   3,315
----------------------------------------------------------------------------------

  As of June 30, 1999, Goldman Sachs was the beneficial owner of 100%, 100%, 89%, 89% and 100% of the outstanding shares of the Conservative Strategy, Balanced Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy, respectively.

4.  PORTFOLIO SECURITY TRANSACTIONS

Purchases and proceeds of sales or maturities of long-term securities for the period ended June 30, 1999, were as follows:

Portfolio                                                    Purchases   Sales
-------------------------------------------------------------------------------
Conservative Strategy                                         $21,438   $10,411
-------------------------------------------------------------------------------
Balanced Strategy                                              21,581    10,776
Growth and Income Strategy                                     23,627    10,925
-------------------------------------------------------------------------------
Growth Strategy                                                23,527    13,413
Aggressive Growth Strategy                                     21,096    12,861
-------------------------------------------------------------------------------

5.    LINE OF CREDIT FACILITY

The Portfolios participated in a $250,000,000 uncommitted, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must have owned securities having a market value in excess of 300% of the total bank borrowings. Effective April 30, 1999, the Portfolios now participate in a $250,000,000 uncommitted unsecured and a $250,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on the borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by each Portfolio based on the amount of the commitment which has not been utilized. During the period ended June 30, 1999, the Portfolios did not have any borrowings under these facilities.

              GOLDMAN SACHS VARIABLE INSURANCE TRUST ASSET ALLOCATION PORTFOLIOS

June 30, 1999 (unaudited)

6.  REPURCHASE AGREEMENTS

During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio's custodian.


7.  JOINT REPURCHASE AGREEMENT ACCOUNT

The Portfolios, together with other registered investment companies having management agreements with GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

TRUSTEES                                                                              OFFICERS
Ashok N. Bakhru, Chairman                                                      Douglas C. Grip, President
David B. Ford                                                                  Jesse Cole, Vice President
Douglas C. Grip                                                                James A. Fitzpatrick, Vice President
John P. McNulty                                                                Anne Marcel, Vice President
Mary P. McPherson                                                              Nancy L. Mucker, Vice President
Alan A. Shuch                                                                  John M. Perlowski, Treasurer
Jackson W. Smart, Jr.                                                          Adrien E. Deberghes Jr., Assistant
                                                                               Treasurer
William H. Springer                                                            Philip V. Giuca, Jr., Assistant Treasurer
Richard P. Strubel                                                             Michael J. Richman, Secretary
                                                                               Howard B. Surloff, Assistant Secretary
                                                                               Valerie A. Zondorak, Assistant Secretary


GOLDMAN SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser



                                                                                Toll Free (in U.S.): 800-292-4726

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust:
Conservative Strategy, Balanced Strategy, Growth and Income Strategy, Growth Strategy and Aggressive Growth Strategy Portfolios.


This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus which contains facts concerning the Portfolio's objectives, policies, management, expenses and other information.


(C) Copyright 1999 Goldman, Sachs & Co. All rights reserved. Date of first use:
August 27, 1999